Document and Entity Information	May 18, 2022
Details
Registrant CIK	0001649744
Registrant Name	DULUTH HOLDINGS INC.
SEC Form	8-K
Period End date	May 18, 2022
Trading Symbol	DLTH
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	39-1564801
Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	001-37641
Entity Address, Address Line One	201 East Front Street
Entity Address, City or Town	Mount Horeb
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53572
City Area Code	608
Local Phone Number	424-1544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, No Par Value
Amendment Flag	false